Financial Instruments and Related Risk Management (Information) (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Foreign Currency Derivatives [Member]
Disclosure of detailed information about financial instruments [Line Items]
Fair value net FX currency derivative assets		$ (13)
Third parties financed by Nutrien Financial [Member]
Disclosure of detailed information about financial instruments [Line Items]
Ageing Of Receivables	100.00%	100.00%
Third Parties Potash Nitrogen Phosphate [Member]
Disclosure of detailed information about financial instruments [Line Items]
Ageing Of Receivables	100.00%	100.00%
Third Parties - Retail [Member]
Disclosure of detailed information about financial instruments [Line Items]
Ageing Of Receivables	100.00%	100.00%
Current Range [Member] | Third parties financed by Nutrien Financial [Member]
Disclosure of detailed information about financial instruments [Line Items]
Ageing Of Receivables	78.00%	76.00%
Current Range [Member] | Third Parties Potash Nitrogen Phosphate [Member]
Disclosure of detailed information about financial instruments [Line Items]
Ageing Of Receivables	97.00%	94.00%
Current Range [Member] | Third Parties - Retail [Member]
Disclosure of detailed information about financial instruments [Line Items]
Ageing Of Receivables	67.00%	70.00%
30 days or less past due [Member] | Third parties financed by Nutrien Financial [Member]
Disclosure of detailed information about financial instruments [Line Items]
Ageing Of Receivables	11.00%	13.00%
30 days or less past due [Member] | Third Parties Potash Nitrogen Phosphate [Member]
Disclosure of detailed information about financial instruments [Line Items]
Ageing Of Receivables	3.00%	6.00%
30 days or less past due [Member] | Third Parties - Retail [Member]
Disclosure of detailed information about financial instruments [Line Items]
Ageing Of Receivables	9.00%	9.00%
31 - 90 days past due [Member] | Third parties financed by Nutrien Financial [Member]
Disclosure of detailed information about financial instruments [Line Items]
Ageing Of Receivables	4.00%	4.00%
31 - 90 days past due [Member] | Third Parties Potash Nitrogen Phosphate [Member]
Disclosure of detailed information about financial instruments [Line Items]
Ageing Of Receivables	0.00%	0.00%
31 - 90 days past due [Member] | Third Parties - Retail [Member]
Disclosure of detailed information about financial instruments [Line Items]
Ageing Of Receivables	2.00%	3.00%
Greater than 90 days past due [Member] | Third parties financed by Nutrien Financial [Member]
Disclosure of detailed information about financial instruments [Line Items]
Ageing Of Receivables	7.00%	7.00%
Greater than 90 days past due [Member] | Third Parties Potash Nitrogen Phosphate [Member]
Disclosure of detailed information about financial instruments [Line Items]
Ageing Of Receivables	0.00%	0.00%
Greater than 90 days past due [Member] | Third Parties - Retail [Member]
Disclosure of detailed information about financial instruments [Line Items]
Ageing Of Receivables	22.00%	18.00%